Lease Liabilities - Summary of Detailed Information About Contractual Maturities of Lease Liabilities (Detail) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 900,000		$ 0
Less: Amount due for settlement within 12 months shown under current liabilities	(264,000)	$ (158,000)
Amount due for settlement after 12 months shown under non-current liabilities	$ 951,000	$ 267,000